GOING CONCERN (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
GOING CONCERN
Net loss	$ 71,198,379	$ (5,532,581)	$ (65,510,625)
Deficit	$ 1,429,623	$ (69,768,756)